Net Loss Per Share (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Net Loss Per Share (Tables) [Line Items]
Schedule of Computation of the Basic and Diluted Income per Share of Class A Common Stock

The following table presents the computation of the basic and diluted income per share of class A common stock for the three months and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator
Net loss attributable to class A common stockholders	$(3,225,020)	$(424,262)	$(12,002,121)	$(2,233,543)
Denominator
Weighted-average class A common shares outstanding – basic and diluted	27,307,260	5,053,942	22,489,940	3,696,721
Loss per class A common share – basic and diluted	$(0.12)	$(0.08)	$(0.53)	$(0.60)

The following table presents the computation of the basic and diluted income per share of Class A Common Stock for the period of March 13, 2024 (the Closing Date) to December 31, 2024:

Year ended December 31, 2024
Numerator
Net income attributable to Class A common shareholders	$(2,668,889)
Denominator
Basic and diluted weighted-average shares of Class A common stock outstanding	5,546,925

Net income per share of Class A common stock – basic and diluted	$(0.48)

Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock

The following table presents potentially dilutive securities, as of the end of the period, excluded from the computation of diluted net earnings per share of Class A Common Stock.

Year ended December 31, 2024
Warrants(1)	13,800,000
Series A Preferred Stock(2)	1,500,000
Convertible promissory notes(3)	1,851,852
(1)	Represents number of instruments outstanding at the end of the period that were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.
(2)	Represents number of Preferred Units outstanding at the end of the period that were excluded using the if-converted method.
(3)	Represents number of shares that would be issued to settle the convertible promissory note as of the end of the period

Heliogen, Inc. [Member]
Net Loss Per Share (Tables) [Line Items]
Schedule of Computation of the Basic and Diluted Income per Share of Class A Common Stock

The calculation of basic and diluted earnings (loss) per share (“EPS”) were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands, except share and per share data	2025	2024	2025	2024
Numerator:
Net loss	$(92)	$(19,282)	$(6,451)	$(34,507)
Denominator:
Weighted-average common shares outstanding	6,139,184	5,976,020	6,119,351	5,964,346
Weighted-average impact of warrants (1)	70,367	69,304	70,576	68,812
Denominator for basic EPS – weighted-average shares	6,209,551	6,045,324	6,189,927	6,033,158
Effect of dilutive securities	—	—	—	—
Denominator for diluted EPS – weighted-average shares	6,209,551	6,045,324	6,189,927	6,033,158

EPS – Basic and Diluted	$(0.01)	$(3.19)	$(1.04)	$(5.72)
(1)	Warrants that have a $0.35 exercise price per common share are assumed to be exercised when vested because common shares issued for little consideration upon exercise are included in outstanding shares for the purposes of computing basic and diluted EPS.

The calculation of basic and diluted EPS were as follows:

	Year Ended December 31,
$ in thousands, except share and per share data	2024	2023
Numerator:
Net income (loss)	$32,547	$(129,598)
Denominator:
Weighted-average common shares outstanding	6,001,949	5,754,037
Weighted-average impact of warrants(1)	69,581	68,352
Denominator for basic EPS – weighted-average shares	6,071,530	5,822,389
Effect of dilutive securities	159,710	—
Denominator for diluted EPS – weighted-average shares	6,231,240	5,822,389

EPS – Basic	$5.36	$(22.26)
EPS – Diluted	$5.22	$(22.26)
(1)	Warrants that have a $0.35 exercise price per common share are assumed to be exercised when vested because common shares issued for little consideration upon exercise are included in outstanding shares for the purposes of computing basic and diluted EPS.

Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock

The following securities were excluded from the calculation of EPS as their impact would be anti-dilutive:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Stock options	124,536	180,570	124,536	180,570
Shares issuable under the employee stock purchase plan	—	18,798	—	18,798
Unvested restricted stock units	308,289	683,979	308,289	683,979
Unvested warrants	63,037	63,748	63,037	63,748
Vested warrants	244,762	244,762	244,762	244,762

The following securities were excluded from the calculation of EPS as their impact would be anti-dilutive:

	Year Ended December 31,
	2024	2023
Stock options	162,927	204,394
Shares issuable under the employee stock purchase plan	—	11,371
Unvested restricted stock units	89,860	339,287
Unvested warrants	—	59,540
Vested warrants	244,762	244,762